Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
Long - Term Bonds 98.0%

Collateralized Mortgage Obligations — 2.3%

Mortgage Securities — 2.3%
Fannie Mae Connecticut Avenue Securities
Series 2017-C07 1B1, 6.259%, (1-Month LIBOR + 4.00%), due 5/25/30(a)	$100,000	$102,771
Series 2018-C01 1B1, 5.809%, (1-Month LIBOR + 3.55%), due 7/25/30(a)	90,000	91,466
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 M2, 3.514%, (SOFR + 2.00%), due 12/25/50(a)	97,188	96,401
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 M2, 3.614%, (SOFR + 2.10%), due 9/25/41(a)	90,000	80,503
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M1B, 4.414%, (SOFR + 2.90%), due 4/25/42(a)	98,000	95,100
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 6.609%, (1-Month LIBOR + 4.35%), due 3/25/49(a)	95,000	96,989
Freddie Mac Strips
Series 2013-311, 0.000%, due 8/15/43(d)	18,663	15,104
		578,334
Total Collateralized Mortgage Obligations
(Cost $577,354)		578,334

Commercial Asset-Backed Securities — 3.9%

Asset Backed Securities — 3.9%
AmeriCredit Automobile Receivables Trust 2022-2
Series 2022-2 A3, 4.380%, due 4/18/28	115,000	116,120
CF Hippolyta Issuer LLC
Series 2020-1 A1, 1.690%, due 7/15/60	92,050	84,527
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	76,000	70,770
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2 A3, 4.790%, due 5/21/29	100,000	102,157
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	119,096	111,109
Flagship Credit Auto Trust 2020-3
Series 2020-3 D, 2.500%, due 9/15/26	115,000	110,043
Hertz Vehicle Financing III LP
Series 2021-2A C, 2.520%, due 12/27/27	140,000	122,348
Hertz Vehicle Financing LLC
Series 2021-1A A, 1.210%, due 12/26/25	100,000	93,601
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	100,000	88,242
Santander Drive Auto Receivables Trust 2021-4
Series 2021-4 D, 1.670%, due 10/15/27	100,000	93,769
		992,686
Total Commercial Asset-Backed Securities
(Cost $988,065)		992,686

Commercial Mortgage-Backed Securities — 3.7%

Mortgage Securities — 3.7%
BX Commercial Mortgage Trust 2020-VIV2
Series 2020-VIV2 C, 3.542%, due 3/9/44(a) (b)	100,000	86,903
BX Commercial Mortgage Trust 2020-VIVA
Series 2020-VIVA D, 3.549%, due 3/11/44(a) (b)	100,000	82,620
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-ACNT B, 3.250%, (1-Month LIBOR + 1.25%), due 11/15/38(a)	100,000	95,484
BX Trust 2018-GW
Series 2018-GW A, 2.799%, (1-Month LIBOR + 0.80%), due 5/15/35(a)	100,000	97,232
BX Trust 2021-ARIA
Series 2021-ARIA E, 4.244%, (1-Month LIBOR + 2.24%), due 10/15/36(a)	100,000	93,987
BX Trust 2021-RISE
Series 2021-RISE C, 3.449%, (1-Month LIBOR + 1.45%), due 11/15/36(a)	100,000	94,731
BXHPP Trust 2021-FILM
Series 2021-FILM B, 2.899%, (1-Month LIBOR + 0.90%), due 8/15/36(a)	130,000	119,840
FREMF 2019-K99 Mortgage Trust
Series 2019-K99 B, 3.645%, due 10/25/52(a) (b)	100,000	94,801
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	100,000	88,455
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	100,000	88,128
		942,181
Total Commercial Mortgage-Backed Securities
(Cost $942,836)		942,181

Corporate Bonds — 38.3%

Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 8/15/27	12,000	11,098
Lamar Media Corp.
4.000%, due 2/15/30	16,000	14,730
		25,828
Aerospace/Defense — 0.2%
Boeing Co. (The)
3.750%, due 2/1/50	35,000	26,499
Howmet Aerospace, Inc.
3.000%, due 1/15/29	34,000	30,505
		57,004
Agriculture — 0.3%
Altria Group, Inc.
4.800%, due 2/14/29	50,000	49,681
Darling Ingredients, Inc.
5.250%, due 4/15/27	22,000	22,037
6.000%, due 6/15/30	6,000	6,205
		77,923
Airlines — 2.1%
American Airlines, Inc.
11.750%, due 7/15/25	16,000	17,760
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	12,000	11,802
Delta Air Lines Inc / SkyMiles IP Ltd.
4.750%, due 10/20/28	90,000	87,903
JetBlue 2019-1 Class AA Pass-Through Trust
Series 2019-1, 2.750%, due 5/15/32	102,380	90,114

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Airlines (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	$108,000	$109,079
Southwest Airlines Co.
1.250%, due 5/1/25	94,000	118,863
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-1, 5.875%, due 10/15/27	90,047	90,787
United Airlines, Inc.
4.375%, due 4/15/26	6,000	5,760
4.625%, due 4/15/29	6,000	5,528
		537,596
Auto Manufacturers — 1.0%
Ford Motor Co.
7.400%, due 11/1/46	12,000	12,208
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	22,000	20,993
4.950%, due 5/28/27	22,000	21,615
5.584%, due 3/18/24	12,000	12,108
General Motors Co.
6.125%, due 10/1/25	60,000	63,075
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	64,423
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	75,000	64,515
		258,937
Auto Parts & Equipment — 0.3%
Clarios Global LP
6.750%, due 5/15/25	6,000	6,028
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	6,000	6,037
8.500%, due 5/15/27	16,000	16,149
Dana, Inc.
4.500%, due 2/15/32	16,000	13,371
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29	18,000	13,460
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	12,000	11,412
		66,457
Banks — 4.9%
Bank of America Corp.
2.087%, (SOFR + 1.06%), due 6/14/29(a)	85,000	75,077
2.496%, (3-Month LIBOR + 0.99%), due 2/13/31(a)	90,000	78,575
4.250%, due 10/22/26	90,000	90,583
Citigroup, Inc.
4.910%, (SOFR + 2.09%), due 5/24/33(a)	75,000	77,270
Series Y, 4.150%, (US 5 Year CMT T-Note + 3.00%), due 2/15/71(a)	125,000	110,073
Citizens Financial Group, Inc.
Series G, 4.000%, (US 5 Year CMT T-Note + 3.22%), due 10/6/70(a)	95,000	80,080
Goldman Sachs Group, Inc. (The)
2.615%, (SOFR + 1.28%), due 4/22/32(a)	75,000	64,689
2.581%, (3-Month LIBOR + 1.17%), due 5/15/26(a)	90,000	88,191
Series V, 4.125%, (US 5 Year CMT T-Note + 2.95%), due 5/10/71(a)	90,000	79,181
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%), due 6/1/28(a)	100,000	91,164
Series HH, 4.600%, (SOFR + 3.13%), due 8/1/71(a)	100,000	88,659
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	110,000	88,995
2.511%, (SOFR + 1.20%), due 10/20/32(a)	90,000	77,220
SVB Financial Group
Series C4.000%, (US 5 Year CMT T-Note + 3.20%), due 8/15/70(a)	65,000	52,692
Wells Fargo & Co.
3.526%, (SOFR + 1.51%), due 3/24/28(a)	105,000	101,483
		1,243,932
Beverages — 0.0%(c)
Triton Water Holdings, Inc.
6.250%, due 4/1/29	6,000	4,512

Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.
1.250%, due 5/15/27	123,000	123,540

Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	2,000	1,865
Standard Industries, Inc.
4.375%, due 7/15/30	12,000	10,482
		12,347
Chemicals — 0.0%(c)
Innophos Holdings, Inc.
9.375%, due 2/15/28	12,000	11,070

Commercial Services — 1.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	6,000	4,613
6.625%, due 7/15/26	22,000	21,317
9.750%, due 7/15/27	22,000	20,142
APX Group, Inc.
6.750%, due 2/15/27	12,000	11,886
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, due 4/1/28	6,000	5,409
Block, Inc.
3.500%, due 6/1/31	6,000	5,190
Brink's Co. (The)
5.500%, due 7/15/25	6,000	6,058
Carriage Services, Inc.
4.250%, due 5/15/29	22,000	19,142
HealthEquity, Inc.
4.500%, due 10/1/29	12,000	11,176
Herc Holdings, Inc.
5.500%, due 7/15/27	28,000	28,000
Hertz Corp. (The)
4.625%, due 12/1/26	6,000	5,340
NESCO Holdings II, Inc.
5.500%, due 4/15/29	16,000	13,880
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, due 7/15/29	12,000	11,283
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	18,000	16,416
Service Corp. International
3.375%, due 8/15/30	18,000	15,998
5.125%, due 6/1/29	12,000	12,000
7.500%, due 4/1/27	6,000	6,390
Sotheby's
7.375%, due 10/15/27	12,000	11,547
Sotheby's/Bidfair Holdings, Inc.
5.875%, due 6/1/29	12,000	10,408

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
United Rentals North America, Inc.
3.750%, due 1/15/32	$22,000	$19,339
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	18,000	17,956
Williams Scotsman International, Inc.
4.625%, due 8/15/28	6,000	5,626
		279,116
Computers — 1.3%
Apple, Inc.
3.850%, due 8/4/46	40,000	38,533
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	70,000	52,307
5.300%, due 10/1/29	65,000	65,922
Lumentum Holdings, Inc.
0.500%, due 12/15/26	117,000	129,162
NCR Corp.
5.125%, due 4/15/29	10,000	9,601
5.250%, due 10/1/30	6,000	5,789
Presidio Holdings, Inc.
8.250%, due 2/1/28	6,000	5,654
Seagate HDD Cayman
4.125%, due 1/15/31	6,000	5,229
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	6,000	5,979
		318,176
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
5.500%, due 6/1/28	12,000	11,767

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.
3.875%, due 12/15/28	22,000	19,085

Diversified Financial Services — 1.5%
Aircastle Ltd.
5.250%, (US 5 Year CMT T-Note + 4.41%), due 9/15/70(a)	125,000	99,655
Ally Financial, Inc.
8.000%, due 11/1/31	55,000	62,214
Series C, 4.700%, (US 7 Year CMT T-Note + 3.48%), due 8/15/70(a)	115,000	90,728
Aviation Capital Group LLC
1.950%, due 1/30/26	100,000	87,455
Midcap Financial Issuer Trust
6.500%, due 5/1/28	10,000	9,188
OneMain Finance Corp.
3.500%, due 1/15/27	6,000	5,109
6.125%, due 3/15/24	12,000	11,835
PennyMac Financial Services, Inc.
5.375%, due 10/15/25	12,000	11,237
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	12,000	10,260
		387,681
Electric — 4.5%
AEP Texas, Inc.
4.700%, due 5/15/32	60,000	61,576
Alabama Power Co.
3.000%, due 3/15/52	85,000	66,605
Arizona Public Service Co.
2.200%, due 12/15/31	90,000	75,496
Calpine Corp.
3.750%, due 3/1/31	12,000	10,652
4.500%, due 2/15/28	12,000	11,640
5.125%, due 3/15/28	6,000	5,644
5.250%, due 6/1/26	6,000	6,053
Clearway Energy Operating LLC
3.750%, due 2/15/31	6,000	5,254
4.750%, due 3/15/28	28,000	27,090
Dominion Energy, Inc.
Series C, 4.350%, (US 5 Year CMT T-Note + 3.20%), due 4/15/71(a)	120,000	109,199
Edison International
Series B, 5.000%, (US 5 Year CMT T-Note + 3.90%), due 3/15/71(a)	125,000	105,448
FirstEnergy Corp.
Series B, 4.400%, due 7/15/27	12,000	11,756
Jersey Central Power & Light Co.
2.750%, due 3/1/32	90,000	79,342
NextEra Energy Capital Holdings, Inc.
5.000%, due 7/15/32	50,000	53,432
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	6,000	5,945
NRG Energy, Inc.
5.750%, due 1/15/28	6,000	5,782
Ohio Power Co.
Series R, 2.900%, due 10/1/51	50,000	37,576
Pacific Gas and Electric Co.
3.500%, due 8/1/50	75,000	53,034
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	12,000	11,132
PG&E Corp.
5.000%, due 7/1/28	12,000	10,955
Puget Energy, Inc.
4.224%, due 3/15/32	65,000	62,234
Sempra Energy
4.125%, (US 5 Year CMT T-Note + 2.87%), due 4/1/52(a)	125,000	105,521
Southern California Edison Co.
4.000%, due 4/1/47	60,000	50,526
Southwestern Electric Power Co.
3.250%, due 11/1/51	65,000	49,910
Virginia Electric and Power Co.
2.950%, due 11/15/51	65,000	50,692
Vistra Corp.
8.000%, (US 5 Year CMT T-Note + 6.93%), due 4/15/71(a)	40,000	38,750
Vistra Operations Co. LLC
4.375%, due 5/1/29	12,000	11,156
5.625%, due 2/15/27	6,000	6,019
		1,128,419
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.375%, due 3/31/29	12,000	9,910
EnerSys
4.375%, due 12/15/27	6,000	5,490
WESCO Distribution, Inc.
7.125%, due 6/15/25	12,000	12,403
7.250%, due 6/15/28	6,000	6,216
		34,019
Electronics — 0.0%(c)
Imola Merger Corp.
4.750%, due 5/15/29	6,000	5,610

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Electronics (continued)
Sensata Technologies BV
4.000%, due 4/15/29	$6,000	$5,456
		11,066
Engineering & Construction — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 2/1/26	12,000	10,746
Dycom Industries, Inc.
4.500%, due 4/15/29	18,000	16,512
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	6,000	5,355
TopBuild Corp.
4.125%, due 2/15/32	12,000	10,441
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	12,000	9,871
		52,925
Entertainment — 0.7%
Affinity Gaming
6.875%, due 12/15/27	16,000	13,865
Caesars Entertainment, Inc.
6.250%, due 7/1/25	6,000	5,985
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	6,000	6,001
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	12,000	11,731
Everi Holdings, Inc.
5.000%, due 7/15/29	6,000	5,400
International Game Technology PLC
5.250%, due 1/15/29	6,000	5,794
Magallanes, Inc.
3.638%, due 3/15/25	12,000	11,748
3.755%, due 3/15/27	12,000	11,536
4.279%, due 3/15/32	70,000	65,329
Penn National Gaming, Inc.
4.125%, due 7/1/29	6,000	4,993
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, due 3/1/30	6,000	5,385
Scientific Games International, Inc.
7.000%, due 5/15/28	12,000	12,206
WMG Acquisition Corp.
3.750%, due 12/1/29	10,000	9,161
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	10,000	8,725
		177,859
Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, due 7/15/27	6,000	5,957
5.125%, due 7/15/29	12,000	11,642
Covanta Holding Corp.
4.875%, due 12/1/29	6,000	5,344
Stericycle, Inc.
3.875%, due 1/15/29	12,000	10,972
Waste Pro USA, Inc.
5.500%, due 2/15/26	18,000	16,650
		50,565
Food — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.500%, due 3/15/29	16,000	14,011
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.750%, due 4/1/33	65,000	64,306
Performance Food Group, Inc.
4.250%, due 8/1/29	12,000	10,663
Post Holdings, Inc.
5.750%, due 3/1/27	12,000	11,970
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	6,000	5,478
US Foods, Inc.
4.625%, due 6/1/30	6,000	5,497
		111,925
Food Service — 0.1%
Aramark Services, Inc.
5.000%, due 2/1/28	6,000	5,862
6.375%, due 5/1/25	6,000	6,011
		11,873
Gas — 1.0%
Boston Gas Co.
3.150%, due 8/1/27	70,000	66,230
National Fuel Gas Co.
2.950%, due 3/1/31	75,000	62,929
Piedmont Natural Gas Co., Inc.
5.050%, due 5/15/52	65,000	66,671
Southern Co. Gas Capital Corp.
Series 21A, 3.150%, due 9/30/51	70,000	51,216
		247,046
Healthcare-Products — 0.8%
Avantor Funding, Inc.
3.875%, due 11/1/29	22,000	20,251
Exact Sciences Corp.
0.375%, due 3/15/27	162,000	125,449
Hologic, Inc.
3.250%, due 2/15/29	22,000	19,937
Medline Borrower LP
3.875%, due 4/1/29	18,000	16,267
5.250%, due 10/1/29	6,000	5,422
Teleflex, Inc.
4.250%, due 6/1/28	12,000	11,312
4.625%, due 11/15/27	12,000	11,802
		210,440
Healthcare-Services — 0.6%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	6,000	5,317
3.500%, due 4/1/30	10,000	8,945
Centene Corp.
3.000%, due 10/15/30	22,000	19,636
4.625%, due 12/15/29	28,000	27,615
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	10,000	8,400
6.000%, due 1/15/29	10,000	8,725
6.875%, due 4/15/29	10,000	5,550
IQVIA, Inc.
5.000%, due 10/15/26	18,000	17,927
Tenet Healthcare Corp.
4.375%, due 1/15/30	16,000	14,863
6.125%, due 10/1/28	28,000	27,300
6.125%, due 6/15/30	6,000	6,061
		150,339

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Home Builders — 0.2%
LGI Homes, Inc.
4.000%, due 7/15/29	$12,000	$9,884
Picasso Finance Sub, Inc.
6.125%, due 6/15/25	6,000	6,078
Thor Industries, Inc.
4.000%, due 10/15/29	18,000	14,583
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	12,000	12,081
		42,626
Household Products/Wares — 0.0%(c)
Spectrum Brands, Inc.
5.000%, due 10/1/29	6,000	5,385

Housewares — 0.1%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	12,000	11,261

Insurance — 0.7%
Athene Global Funding
2.500%, due 3/24/28	85,000	74,245
NMI Holdings, Inc.
7.375%, due 6/1/25	6,000	6,075
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note + 3.16%), due 3/1/52(a)	95,000	90,718
		171,038
Internet — 1.1%
Amazon.com, Inc.
3.600%, due 4/13/32	65,000	65,805
Arches Buyer, Inc.
4.250%, due 6/1/28	12,000	10,265
6.125%, due 12/1/28	16,000	13,120
Cablevision Lightpath LLC
3.875%, due 9/15/27	6,000	5,333
Cogent Communications Group, Inc.
3.500%, due 5/1/26	6,000	5,660
7.000%, due 6/15/27	6,000	6,023
Expedia Group, Inc.
3.250%, due 2/15/30	75,000	64,773
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	12,000	11,704
Match Group Holdings II LLC
4.625%, due 6/1/28	22,000	20,834
5.625%, due 2/15/29	16,000	15,680
TripAdvisor, Inc.
7.000%, due 7/15/25	16,000	15,960
Uber Technologies, Inc.
6.250%, due 1/15/28	16,000	15,736
7.500%, due 5/15/25	6,000	6,094
7.500%, due 9/15/27	12,000	12,150
		269,137
Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, due 5/15/27	18,000	17,279

Iron/Steel — 0.0%(c)
Carpenter Technology Corp.
7.625%, due 3/15/30	6,000	5,463

Leisure Time — 0.2%
Carnival Corp.
5.750%, due 3/1/27	10,000	8,016
6.000%, due 5/1/29	16,000	12,317
NCL Corp. Ltd.
5.875%, due 2/15/27	12,000	11,028
Royal Caribbean Cruises Ltd.
4.250%, due 7/1/26	10,000	7,849
5.375%, due 7/15/27	22,000	17,050
		56,260
Lodging — 0.8%
Boyd Gaming Corp.
4.750%, due 12/1/27	12,000	11,531
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	12,000	10,772
4.875%, due 1/15/30	12,000	11,655
Hyatt Hotels Corp.
5.625%, due 4/23/25	85,000	86,678
Marriott International, Inc./Md
Series GG, 3.500%, due 10/15/32	85,000	75,868
Station Casinos LLC
4.625%, due 12/1/31	6,000	5,237
		201,741
Media — 1.0%
Cable One, Inc.
4.000%, due 11/15/30	16,000	14,220
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	56,000	48,580
4.750%, due 3/1/30	46,000	41,860
CSC Holdings LLC
4.625%, due 12/1/30	16,000	12,160
5.500%, due 4/15/27	44,000	42,559
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	16,000	14,905
DISH DBS Corp.
5.250%, due 12/1/26	16,000	13,840
7.375%, due 7/1/28	16,000	11,404
iHeartCommunications, Inc.
4.750%, due 1/15/28	6,000	5,390
5.250%, due 8/15/27	6,000	5,485
News Corp.
3.875%, due 5/15/29	6,000	5,534
5.125%, due 2/15/32	12,000	11,460
Nexstar Media, Inc.
5.625%, due 7/15/27	12,000	12,034
Sirius XM Radio, Inc.
4.125%, due 7/1/30	16,000	14,446
Univision Communications, Inc.
4.500%, due 5/1/29	6,000	5,421
		259,298
Mining — 0.0%(c)
Compass Minerals International, Inc.
4.875%, due 7/15/24	6,000	5,566
Novelis Corp.
3.875%, due 8/15/31	6,000	5,130
		10,696
Miscellaneous Manufacturing — 0.3%
Textron Financial Corp.
3.146%, (3-Month LIBOR + 1.74%), due 2/15/42(a)	100,000	76,500

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Office/Business Equipment — 0.0%(c)
CDW LLC / CDW Finance Corp.
5.500%, due 12/1/24	$6,000	$6,104

Oil & Gas — 1.3%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	12,000	12,403
Apache Corp.
5.100%, due 9/1/40	6,000	5,336
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	18,000	15,812
7.000%, due 11/1/26	12,000	11,687
8.250%, due 12/31/28	6,000	5,847
Callon Petroleum Co.
6.375%, due 7/1/26	6,000	5,752
7.500%, due 6/15/30	6,000	5,754
Centennial Resource Production LLC
6.875%, due 4/1/27	22,000	20,971
CNX Resources Corp.
6.000%, due 1/15/29	12,000	11,670
7.250%, due 3/14/27	12,000	12,151
CrownRock LP / CrownRock Finance, Inc.
5.000%, due 5/1/29	6,000	5,573
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	16,000	14,600
6.000%, due 2/1/31	16,000	14,655
Laredo Petroleum, Inc.
7.750%, due 7/31/29	12,000	11,400
9.500%, due 1/15/25	6,000	6,147
10.125%, due 1/15/28	12,000	12,166
Nabors Industries, Inc.
7.375%, due 5/15/27	6,000	5,940
Occidental Petroleum Corp.
6.125%, due 1/1/31	22,000	23,577
6.375%, due 9/1/28	6,000	6,430
6.625%, due 9/1/30	12,000	13,313
8.500%, due 7/15/27	18,000	20,565
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	6,000	5,445
Rockcliff Energy II LLC
5.500%, due 10/15/29	6,000	5,796
SM Energy Co.
5.625%, due 6/1/25	12,000	11,805
6.500%, due 7/15/28	12,000	11,825
Southwestern Energy Co.
4.750%, due 2/1/32	10,000	9,325
5.375%, due 3/15/30	22,000	21,647
5.950%, due 1/23/25	12,000	12,146
8.375%, due 9/15/28	6,000	6,450
Tap Rock Resources LLC
7.000%, due 10/1/26	6,000	5,670
		331,858
Oil & Gas Services — 1.1%
Helix Energy Solutions Group, Inc.
6.750%, due 2/15/26	132,000	136,643
Oil States International, Inc.
4.750%, due 4/1/26	171,000	151,121
		287,764
Packaging & Containers — 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	12,000	11,140
6.000%, due 6/15/27	6,000	6,173
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
5.250%, due 4/30/25	6,000	5,730
Crown Americas LLC
5.250%, due 4/1/30	12,000	11,970
Graphic Packaging International LLC
3.750%, due 2/1/30	6,000	5,402
OI European Group BV
4.750%, due 2/15/30	6,000	5,032
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27	6,000	5,771
Sealed Air Corp.
5.125%, due 12/1/24	12,000	12,150
TriMas Corp.
4.125%, due 4/15/29	12,000	10,620
		73,988
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
5.250%, due 2/15/31	14,000	7,178
Elanco Animal Health, Inc.
6.400%, due 8/28/28	6,000	6,135
PRA Health Sciences, Inc.
2.875%, due 7/15/26	6,000	5,682
Prestige Brands, Inc.
3.750%, due 4/1/31	6,000	5,160
5.125%, due 1/15/28	18,000	17,370
		41,525
Pipelines — 2.7%
Cheniere Energy Partners LP
4.500%, due 10/1/29	22,000	21,314
Cheniere Energy, Inc.
4.625%, due 10/15/28	6,000	5,842
CNX Midstream Partners LP
4.750%, due 4/15/30	18,000	15,516
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.125%, due 6/1/28	16,000	14,600
DT Midstream, Inc.
4.300%, due 4/15/32	55,000	52,093
Energy Transfer LP
4.400%, due 3/15/27	50,000	49,482
Series H, 6.500%, (US 5 Year CMT T-Note + 5.69%), due 11/15/70(a)	70,000	63,525
EnLink Midstream LLC
5.375%, due 6/1/29	34,000	32,286
Enterprise Products Operating LLC
4.200%, due 1/31/50	60,000	52,922
EQM Midstream Partners LP
4.750%, due 1/15/31	28,000	25,295
5.500%, due 7/15/28	6,000	5,670
6.000%, due 7/1/25	6,000	5,955
6.500%, due 7/1/27	12,000	12,025
7.500%, due 6/1/30	6,000	6,175
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	60,000	50,959
Hess Midstream Operations LP
4.250%, due 2/15/30	6,000	5,345
5.625%, due 2/15/26	6,000	5,978
Holly Energy Partners LP / Holly Energy Finance Corp.
6.375%, due 4/15/27	6,000	5,941
MPLX LP
2.650%, due 8/15/30	75,000	64,924

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
Series B, 6.875%, (3-Month LIBOR + 4.65%), due 8/15/70(a)	$65,000	$62,334
Plains All American Pipeline LP
Series B, 6.125%, (3-Month LIBOR + 4.11%), due 11/15/70(a)	70,000	53,118
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	12,000	11,073
3.875%, due 11/1/33	6,000	5,209
4.125%, due 8/15/31	16,000	14,750
Western Midstream Operating LP
4.300%, due 2/1/30	22,000	20,575
5.500%, due 2/1/50	12,000	10,735
		673,641
Real Estate — 0.0%(c)
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, due 1/15/29	6,000	4,900

REITS — 2.0%
American Homes 4 Rent LP
2.375%, due 7/15/31	80,000	65,931
Digital Realty Trust LP
4.450%, due 7/15/28	65,000	64,560
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	55,000	49,694
5.250%, due 6/1/25	65,000	64,431
Host Hotels & Resorts LP
Series I, 3.500%, due 9/15/30	60,000	52,025
Iron Mountain, Inc.
5.250%, due 3/15/28	16,000	15,280
5.250%, due 7/15/30	12,000	11,226
5.625%, due 7/15/32	6,000	5,628
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, due 6/15/29	6,000	5,121
Office Properties Income Trust
2.400%, due 2/1/27	95,000	75,439
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	22,000	20,259
SBA Communications Corp.
3.875%, due 2/15/27	34,000	32,397
Service Properties Trust
4.950%, due 2/15/27	6,000	4,941
4.950%, due 10/1/29	6,000	4,463
7.500%, due 9/15/25	16,000	15,513
XHR LP
4.875%, due 6/1/29	6,000	5,411
		492,319
Retail — 1.5%
Arko Corp.
5.125%, due 11/15/29	16,000	13,441
Asbury Automotive Group, Inc.
4.500%, due 3/1/28	12,000	10,981
AutoNation, Inc.
4.750%, due 6/1/30	65,000	62,805
Bath & Body Works, Inc.
6.625%, due 10/1/30	10,000	9,543
7.500%, due 6/15/29	6,000	5,932
9.375%, due 7/1/25	6,000	6,271
Burlington Stores, Inc.
2.250%, due 4/15/25	95,000	97,375
Foundation Building Materials, Inc.
6.000%, due 3/1/29	6,000	4,608
Group 1 Automotive, Inc.
4.000%, due 8/15/28	6,000	5,366
IRB Holding Corp.
7.000%, due 6/15/25	22,000	22,506
LBM Acquisition LLC
6.250%, due 1/15/29	10,000	7,550
LCM Investments Holdings II LLC
4.875%, due 5/1/29	6,000	5,127
Macy's Retail Holdings LLC
5.875%, due 4/1/29	16,000	14,053
5.875%, due 3/15/30	6,000	5,144
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	6,000	4,995
7.875%, due 5/1/29	6,000	4,110
Nordstrom, Inc.
4.375%, due 4/1/30	6,000	5,034
Sonic Automotive, Inc.
4.625%, due 11/15/29	6,000	5,099
4.875%, due 11/15/31	16,000	13,040
Starbucks Corp.
4.450%, due 8/15/49	25,000	23,655
Victoria's Secret & Co.
4.625%, due 7/15/29	16,000	13,245
White Cap Buyer LLC
6.875%, due 10/15/28	6,000	5,070
White Cap Parent LLC
8.250%, due 3/15/26	6,000	4,959
Yum! Brands, Inc.
3.625%, due 3/15/31	12,000	10,860
4.750%, due 1/15/30	12,000	11,669
5.375%, due 4/1/32	12,000	11,850
		384,288
Semiconductors — 0.6%
Entegris, Inc.
4.375%, due 4/15/28	16,000	15,087
Microchip Technology, Inc.
0.125%, due 11/15/24	121,000	125,295
		140,382
Software — 0.5%
Boxer Parent Co., Inc.
7.125%, due 10/2/25	6,000	5,883
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	12,000	12,197
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	6,000	5,460
Fair Isaac Corp.
4.000%, due 6/15/28	16,000	14,923
Fiserv, Inc.
3.200%, due 7/1/26	65,000	63,284
MSCI, Inc.
4.000%, due 11/15/29	16,000	15,076
SS&C Technologies, Inc.
5.500%, due 9/30/27	6,000	5,910
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, due 2/1/29	6,000	5,370
		128,103
Telecommunications — 0.7%
AT&T, Inc.
3.500%, due 9/15/53	95,000	75,102
CommScope, Inc.
6.000%, due 3/1/26	12,000	11,665

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunications (continued)
8.250%, due 3/1/27	$6,000	$5,220
Level 3 Financing, Inc.
3.625%, due 1/15/29	6,000	5,014
3.750%, due 7/15/29	12,000	9,930
Lumen Technologies, Inc.
4.500%, due 1/15/29	12,000	9,510
5.125%, due 12/15/26	12,000	10,931
Sprint Corp.
7.625%, due 3/1/26	18,000	19,622
7.875%, due 9/15/23	12,000	12,442
T-Mobile USA, Inc.
2.625%, due 4/15/26	12,000	11,310
Viavi Solutions, Inc.
3.750%, due 10/1/29	16,000	14,096
		184,842
Toys/Games/Hobbies — 0.1%
Mattel, Inc.
3.375%, due 4/1/26	12,000	11,380
5.875%, due 12/15/27	18,000	18,405
		29,785
Transportation — 0.5%
Atlas Air Worldwide Holdings, Inc.
1.875%, due 6/1/24	98,000	130,279
XPO Logistics, Inc.
6.250%, due 5/1/25	6,000	6,090
		136,369
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 5/1/28	16,000	14,385

Total Corporate Bonds
(Cost $9,600,957)		9,678,384

Foreign Bonds — 12.9%

Aerospace/Defense — 0.0%(c)
Bombardier, Inc., (Canada)
7.125%, due 6/15/26	10,000	9,284

Agriculture — 0.2%
BAT International Finance PLC, (United Kingdom)
4.448%, due 3/16/28	55,000	52,666

Airlines — 0.5%
Air Canada, (Canada)
3.875%, due 8/15/26	6,000	5,520
Air Canada 2020-1 Class C Pass-Through Trust, (Canada)
Series 2020-1C1, 0.500%, due 7/15/26	24,000	25,450
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-1, 2.900%, due 3/15/35	99,721	87,851
		118,821
Auto Manufacturers — 0.3%
Volkswagen Group of America Finance LLC, (Germany)
4.600%, due 6/8/29	65,000	64,763

Banks — 4.3%
Barclays PLC, (United Kingdom)
4.375%, (US 5 Year CMT T-Note + 3.41%), due 12/15/70(a)	130,000	105,664
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	85,000	74,669
4.625%, (US 5 Year CMT T-Note + 3.34%), due 8/25/70(a)	135,000	108,718
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	115,000	102,861
Credit Agricole SA, (France)
4.750%, (US 5 Year CMT T-Note + 3.24%), due 3/23/71(a)	130,000	110,175
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%), due 5/14/32(a)	65,000	52,252
Deutsche Bank AG/New York NY, (Germany)
3.035%, (SOFR + 1.72%), due 5/28/32(a)	80,000	65,763
3.729%, (SOFR + 2.76%), due 1/14/32(a)	16,000	12,465
3.742%, (SOFR + 2.26%), due 1/7/33(a)	22,000	16,747
NatWest Group PLC, (United Kingdom)
4.600%, (US 5 Year CMT T-Note + 3.10%), due 9/30/70(a)	120,000	94,657
Societe Generale SA, (France)
5.375%, (US 5 Year CMT T-Note + 4.51%), due 5/18/71(a)	130,000	109,085
Standard Chartered PLC, (United Kingdom)
4.750%, (US 5 Year CMT T-Note + 3.81%), due 7/14/71(a)	65,000	52,178
UBS Group AG, (Switzerland)
4.875%, (US 5 Year CMT T-Note + 3.40%), due 8/12/70(a)	105,000	93,569
Westpac Banking Corp., (Australia)
3.020%, (US 5 Year CMT T-Note + 1.53%), due 11/18/36(a)	110,000	90,849
		1,089,652
Beverages — 0.1%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	22,000	19,002

Chemicals — 0.7%
Sasol Financing USA LLC, (South Africa)
5.500%, due 3/18/31	200,000	163,100
SPCM SA, (France)
3.375%, due 3/15/30	28,000	22,532
		185,632
Commercial Services — 0.1%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	12,000	10,826
9.500%, due 11/1/27	22,000	20,716
		31,542
Diversified Financial Services — 0.6%
Avolon Holdings Funding Ltd., (Ireland)
3.250%, due 2/15/27	85,000	74,310
Nomura Holdings, Inc., (Japan)
2.172%, due 7/14/28	90,000	77,275
		151,585
Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)
3.750%, due 8/1/25	6,000	5,824
4.000%, due 8/1/28	16,000	14,435
4.250%, due 6/1/25	6,000	5,880
4.750%, due 6/15/29	6,000	5,519
5.125%, due 12/15/26	6,000	6,039
		37,697

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Food — 1.4%
Cencosud SA, (Chile)
4.375%, due 7/17/27	$200,000	$192,520
Indofood CBP Sukses Makmur Tbk PT, (Indonesia)
3.398%, due 6/9/31	200,000	168,076
		360,596
Forest Products & Paper — 0.0%(c)
Ahlstrom-Munksjo Holding 3 Oy, (Finland)
4.875%, due 2/4/28	12,000	9,728

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	18,000	15,445
7.000%, due 12/31/27	22,000	16,672
		32,117
Internet — 0.7%
Prosus NV, (China)
3.257%, due 1/19/27	200,000	180,656

Iron/Steel — 0.6%
CSN Resources SA, (Brazil)
5.875%, due 4/8/32	200,000	159,402

Machinery-Diversified — 0.1%
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, (Canada)
7.750%, due 4/15/26	18,000	16,110
TK Elevator US Newco, Inc., (Germany)
5.250%, due 7/15/27	16,000	15,360
		31,470
Media — 0.4%
Altice Financing SA, (France)
5.000%, due 1/15/28	6,000	5,284
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	16,000	14,612
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	44,000	37,275
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	12,000	10,702
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	28,000	23,870
		91,743
Oil & Gas — 1.0%
Petroleos Mexicanos, (Mexico)
5.350%, due 2/12/28	100,000	83,691
Qatar Energy, (Qatar)
3.125%, due 7/12/41	200,000	168,988
		252,679
Packaging & Containers — 0.0%(c)
Cascades, Inc./Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	12,000	10,794

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	6,000	5,417
5.125%, due 5/9/29	12,000	11,009
		16,426
Retail — 0.1%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	16,000	14,576
3.875%, due 1/15/28	6,000	5,549
		20,125
Software — 0.0%(c)
Open Text Corp., (Canada)
3.875%, due 2/15/28	6,000	5,520

Telecommunications — 1.4%
Altice France SA/France, (France)
5.125%, due 7/15/29	6,000	5,135
5.500%, due 1/15/28	22,000	19,398
8.125%, due 2/1/27	8,000	7,900
Axiata SPV2 Bhd, (Malaysia)
2.163%, due 8/19/30	200,000	173,160
Iliad Holding SASU, (France)
6.500%, due 10/15/26	12,000	11,518
Nice Ltd., (Israel)
0.000%, due 9/15/25(d)	125,000	125,812
		342,923
Total Foreign Bonds
(Cost $3,228,585)		3,274,823

Municipal Bonds — 9.8%

California — 1.0%
California State University,
1.690%, due 11/1/29	290,000	251,608

Colorado — 1.0%
Metro Wastewater Reclamation District,
5.775%, due 4/1/29	225,000	246,867

Florida — 0.9%
County of Miami-Dade FL Transit System,
2.600%, due 7/1/42	300,000	237,668

Illinois — 1.1%
State of Illinois,
5.100%, due 6/1/33	275,000	280,473

New Jersey — 1.1%
New Jersey Turnpike Authority,
7.102%, due 1/1/41	200,000	263,027

New York — 1.0%
City of New York NY,
2.360%, due 8/1/31	275,000	243,828

North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority (The),
3.204%, due 1/15/51	300,000	237,869

Oregon — 0.8%
Port of Morrow OR,
2.543%, due 9/1/40	250,000	200,906

Texas — 1.0%
Dallas Fort Worth International Airport,
3.089%, due 11/1/40	300,000	252,141

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Washington — 1.0%
State of Washington,
5.090%, due 8/1/33	$235,000	$254,806
Total Municipal Bonds
(Cost $2,455,150)		2,469,193

U.S. Treasury Bonds — 6.6%
U.S. Treasury Bond, 2.875%, due 5/15/52	1,395,000	1,349,227
U.S. Treasury Bond, 3.250%, due 5/15/42	335,000	335,366
		1,684,593
Total U.S. Treasury Bonds
(Cost $1,690,218)		1,684,593

U.S. Treasury Notes — 18.5%
U.S. Treasury Note, 2.750%, due 7/31/27	1,795,000	1,799,487
U.S. Treasury Note, 2.875%, due 5/15/32	260,000	264,672
U.S. Treasury Note, 3.000%, due 7/15/25	2,600,000	2,613,000
		4,677,159
Total U.S. Treasury Notes
(Cost $4,658,770)		4,677,159

United States Government Agency Mortgage-Backed Securities — 2.0%

Mortgage Securities — 2.0%
Fannie Mae Pool
4.000%, due 6/1/52	173,246	174,220
4.500%, due 7/1/52	159,276	162,178
5.000%, due 7/1/52	158,820	163,208
		499,606
Total United States Government Agency Mortgage-Backed Securities
(Cost $495,807)		499,606

	Shares	Value
Short-Term Investment — 34.4%
Money Market Fund — 34.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(e)
(Cost $8,696,598)	8,696,598	8,696,598

Total Investments — 132.4%
(Cost $33,334,340)		33,493,557
Other Assets and Liabilities, Net — (32.4)%		(8,202,864)
Net Assets — 100.0%		$25,290,693

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Less than 0.05%.
(d)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(e)	Reflects the 7-day yield at July 31, 2022.

1

Abbreviations
CMT	- Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2022 (unaudited)

Open futures contracts outstanding at July 31, 2022:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	September 2022	21	$2,518,329	$2,543,953	$25,624

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $37,800 at July 31, 2022.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Collateralized Mortgage Obligations	$–	$578,334	$–	$578,334
Commercial Asset-Backed Securities	–	992,686	–	992,686
Commercial Mortgage-Backed Securities	–	942,181	–	942,181
Corporate Bonds	–	9,678,384	–	9,678,384
Foreign Bonds	–	3,274,823	–	3,274,823
Municipal Bonds	–	2,469,193	–	2,469,193
U.S. Treasury Bonds	–	1,684,593	–	1,684,593
U.S. Treasury Notes	–	4,677,159	–	4,677,159
United States Government Agency Mortgage-Backed Securities	–	499,606	–	499,606
Short-Term Investment:
Money Market Fund	8,696,598	–	–	8,696,598
Total Investments in Securities	8,696,598	24,796,959	–	33,493,557
Other Financial Instruments:(f)
Futures Contracts	25,624	–	–	25,624
Total Investments in Securities and Other Financial Instruments	$8,722,222	$24,796,959	$–	$33,519,181

(e)	For a complete listing of investments and their states, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.